Schedule of Investments (unaudited) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$65	$69,436
4.75%, 03/30/30 (Call 12/30/29)	39	47,917
Omnicom Group Inc., 2.45%, 04/30/30 (Call 01/30/30)	41	43,377
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	82	93,079
3.63%, 05/01/22	22	22,984
WPP Finance 2010, 3.75%, 09/19/24	44	48,456

		325,249

Aerospace & Defense — 0.8%
Boeing Co. (The)
2.80%, 03/01/27 (Call 12/01/26)	150	150,705
3.10%, 05/01/26 (Call 03/01/26)	170	176,218
3.85%, 11/01/48 (Call 05/01/48)	55	54,318
5.71%, 05/01/40 (Call 11/01/39)	60	75,616
5.93%, 05/01/60 (Call 11/01/59)	75	101,447
General Dynamics Corp., 3.50%, 04/01/27 (Call 02/01/27)	100	115,185
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	100	119,871
4.85%, 04/27/35 (Call 10/27/34)	25	33,095
Lockheed Martin Corp., 4.09%, 09/15/52 (Call 03/15/52)	100	135,537
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	195	220,091
5.25%, 05/01/50 (Call 11/01/49)	50	75,489
Raytheon Technologies Corp.
4.13%, 11/16/28 (Call 08/16/28)	133	158,483
4.63%, 11/16/48 (Call 05/16/48)	100	138,783

		1,554,838

Agriculture — 0.6%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	100	107,608
4.45%, 05/06/50 (Call 11/06/49)	51	60,038
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (Call 12/27/29)	39	45,234
3.75%, 09/15/47 (Call 03/15/47)	10	12,681
4.54%, 03/26/42	15	20,383
5.38%, 09/15/35	29	41,918
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	187	199,937
3.22%, 08/15/24 (Call 06/15/24)	167	180,569
3.98%, 09/25/50 (Call 03/25/50)	50	52,545
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	25	27,898
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	100	103,817
3.13%, 08/17/27 (Call 05/17/27)	49	54,801
4.25%, 11/10/44	56	70,113
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	70	88,769
5.85%, 08/15/45 (Call 02/12/45)	50	63,777

		1,130,088

Airlines — 0.1%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	31	29,079
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	10	9,578

Security	Par (000)	Value

Airlines (continued)
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	$30	$29,878
5.25%, 05/04/25 (Call 04/04/25)	100	113,971

		182,506

Apparel — 0.1%
NIKE Inc.
2.40%, 03/27/25 (Call 02/27/25)	75	80,597
3.38%, 03/27/50 (Call 09/27/49)	39	46,940
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	25	27,355
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	25	25,400

		180,292

Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.05%, 01/10/23	20	20,677
2.30%, 09/09/26	30	32,403
3.50%, 02/15/28	33	38,011
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	50	50,120
Daimler Finance North America LLC, 8.50%, 01/18/31	25	39,625
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	69	77,728
5.20%, 04/01/45	50	60,670
6.80%, 10/01/27 (Call 08/01/27)	100	128,653
General Motors Financial Co. Inc.
3.55%, 07/08/22	222	231,837
4.35%, 04/09/25 (Call 02/09/25)	123	137,309
Toyota Motor Corp.
3.42%, 07/20/23	48	51,791
3.67%, 07/20/28	25	29,362
Toyota Motor Credit Corp.
1.35%, 08/25/23	50	51,308
2.15%, 09/08/22	23	23,749
2.15%, 02/13/30	50	53,387
3.38%, 04/01/30	25	29,220
3.40%, 04/14/25	25	27,901
3.65%, 01/08/29	25	29,603

		1,113,354

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	37	40,802
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	50	53,311
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	35	38,595
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	25	27,365

		160,073

Banks — 7.6%
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(a)	212	224,788
2.50%, 02/13/31 (Call 02/13/30)(a)	200	211,192
3.19%, 07/23/30 (Call 07/23/29)(a)	122	136,098
3.59%, 07/21/28 (Call 07/21/27)(a)	139	157,248
3.97%, 03/05/29 (Call 03/05/28)(a)	107	124,424
4.08%, 03/20/51 (Call 03/20/50)(a)	150	191,478
4.88%, 04/01/44	200	278,416
Series L, 3.95%, 04/21/25	200	224,410
Bank of Montreal
2.90%, 03/26/22	55	56,891
Series E, 3.30%, 02/05/24	153	165,693
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22	75	77,170
2.95%, 01/29/23 (Call 12/29/22)	26	27,402
3.00%, 10/30/28 (Call 07/30/28)	88	98,407

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 04/28/23	$90	$96,735
Bank of Nova Scotia (The)
1.95%, 02/01/23	50	51,645
4.50%, 12/16/25	100	115,586
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	200	203,622
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30)(a)	200	207,994
4.38%, 01/12/26	200	228,442
4.61%, 02/15/23 (Call 02/15/22)(a)	200	209,238
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	285	295,135
2.61%, 07/22/23 (Call 07/22/22)(a)	22	22,785
3.10%, 04/02/24	22	23,792
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	200	221,852
4.41%, 03/31/31 (Call 03/31/30)(a)	300	361,992
4.60%, 03/09/26	100	116,757
4.65%, 07/23/48 (Call 06/23/48)	174	241,505
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	200	216,516
Cooperatieve Rabobank UA, 5.25%, 05/24/41	94	138,620
Credit Suisse Group AG, 4.55%, 04/17/26	250	293,132
Deutsche Bank AG/London, 3.70%, 05/30/24	52	55,832
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	61	71,521
4.30%, 01/16/24 (Call 12/16/23)	145	160,055
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25)(a)	25	24,782
First Horizon National Corp., 4.00%, 05/26/25 (Call 04/26/25)	100	110,438
Goldman Sachs Group Inc. (The)
3.50%, 04/01/25 (Call 03/01/25)	200	221,600
4.25%, 10/21/25	100	114,769
4.75%, 10/21/45 (Call 04/21/45)	225	314,188
HSBC Holdings PLC
4.95%, 03/31/30	200	249,282
6.50%, 09/15/37	100	143,930
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	60	68,090
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25)(a)	100	104,938
2.52%, 04/22/31 (Call 04/22/30)(a)	200	213,718
2.74%, 10/15/30 (Call 10/15/29)(a)	116	125,865
2.96%, 05/13/31 (Call 05/13/30)(a)	100	109,044
3.11%, 04/22/51 (Call 04/22/50)(a)	50	55,988
3.54%, 05/01/28 (Call 05/01/27)(a)	245	277,739
3.88%, 09/10/24	100	111,463
3.90%, 01/23/49 (Call 01/23/48)(a)	155	196,648
4.95%, 06/01/45	50	71,081
KfW, 1.38%, 08/05/24	335	347,928
Korea Development Bank (The), 2.13%, 10/01/24	225	236,680
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	98	104,402
Series 37, 2.50%, 11/15/27	99	110,800
Lloyds Banking Group PLC, 4.05%, 08/16/23	250	272,490
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	210	217,631
3.29%, 07/25/27	250	280,842
Mizuho Financial Group Inc., 2.84%, 07/16/25 (Call 07/16/24)(a)	200	212,764
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)	260	282,201

Security	Par (000)	Value

Banks (continued)
2.75%, 05/19/22	$50	$51,714
4.00%, 07/23/25	200	228,854
5.00%, 11/24/25	100	119,189
6.38%, 07/24/42	125	204,312
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	50	54,512
3.50%, 06/18/22	50	52,355
Natwest Group PLC, 6.00%, 12/19/23	258	292,701
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	46	52,489
3.38%, 05/08/32 (Call 05/08/27)(a)	41	44,860
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	137	154,328
3.45%, 04/23/29 (Call 01/23/29)	26	30,052
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	100	105,906
Royal Bank of Canada
1.95%, 01/17/23	200	206,758
2.80%, 04/29/22	72	74,578
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	67	72,276
Santander UK Group Holdings PLC, 1.53%, 08/21/26 (Call 08/21/25)(a)	200	201,832
State Street Corp.
2.65%, 05/15/23 (Call 05/15/22)(a)	22	22,726
3.03%, 11/01/34 (Call 11/01/29)(a)	83	91,083
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	42	45,603
2.78%, 10/18/22	22	22,983
3.10%, 01/17/23	246	259,818
3.35%, 10/18/27	33	37,072
3.45%, 01/11/27	75	84,352
3.54%, 01/17/28	25	28,387
SVB Financial Group, 3.50%, 01/29/25	141	153,512
Toronto-Dominion Bank (The), 0.75%, 06/12/23	200	201,614
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)	370	382,602
3.00%, 02/02/23 (Call 01/02/23)	40	42,137
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	200	204,790
2.50%, 08/01/24 (Call 07/01/24)	96	102,290
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	80	82,545
3.60%, 09/11/24 (Call 08/11/24)	20	22,103
Series V, 2.38%, 07/22/26 (Call 06/22/26)	91	98,633
Wells Fargo & Co.
3.00%, 10/23/26	200	220,172
4.75%, 12/07/46	167	221,801
5.01%, 04/04/51 (Call 04/04/50)(a)	100	142,686
Westpac Banking Corp., 4.42%, 07/24/39	74	95,882

		14,395,181

Beverages — 1.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	100	112,977
4.90%, 02/01/46 (Call 08/01/45)	125	163,235
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	100	115,700
4.50%, 06/01/50 (Call 12/01/49)	50	62,760
4.90%, 01/23/31 (Call 10/23/30)	100	127,218
5.55%, 01/23/49 (Call 07/23/48)	100	143,835
5.80%, 01/23/59 (Call 07/23/58)	66	100,568

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	$45	$46,380
Brown-Forman Corp., 4.00%, 04/15/38 (Call 10/15/37)	20	24,619
Coca-Cola Co. (The)
1.45%, 06/01/27	50	51,560
2.90%, 05/25/27	24	26,824
2.95%, 03/25/25	50	55,002
3.20%, 11/01/23	132	143,217
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	29	33,124
4.10%, 02/15/48 (Call 08/15/47)	25	30,585
4.40%, 11/15/25 (Call 09/15/25)	50	58,169
4.65%, 11/15/28 (Call 08/15/28)	44	53,456
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	44	46,117
3.88%, 04/29/43 (Call 10/29/42)	50	62,490
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	50	59,843
4.60%, 05/25/28 (Call 02/25/28)	50	60,692
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	70	80,933
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	100	106,877
2.63%, 07/29/29 (Call 04/29/29)	56	61,949
3.38%, 07/29/49 (Call 01/29/49)	115	139,543

		1,967,673

Biotechnology — 0.5%
Amgen Inc.
2.30%, 02/25/31 (Call 11/25/30)	50	52,883
3.13%, 05/01/25 (Call 02/01/25)	153	167,569
4.40%, 05/01/45 (Call 11/01/44)	100	127,088
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	50	50,370
4.05%, 09/15/25 (Call 06/15/25)	138	157,753
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	100	113,377
4.50%, 02/01/45 (Call 08/01/44)	125	159,589
Royalty Pharma PLC, 3.30%, 09/02/40 (Call 03/02/40)(b)	50	52,410

		881,039

Building Materials — 0.1%
Carrier Global Corp., 3.58%, 04/05/50 (Call 10/05/49)(b)	50	56,598
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	27,803
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	22	28,490
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	30	33,937
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	20	23,336
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	30	35,385

		205,549

Chemicals — 0.7%
Air Products and Chemicals Inc., 2.75%, 02/03/23	25	26,265
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	76	84,029
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	20	21,237
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	25	27,040
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	60	65,593
4.80%, 05/15/49 (Call 11/15/48)	55	71,851
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	58	63,899
5.32%, 11/15/38 (Call 05/15/38)	55	75,035
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	100	110,390

Security	Par (000)	Value

Chemicals (continued)
Ecolab Inc., 2.13%, 08/15/50 (Call 02/15/50)	$100	$95,794
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	100	106,293
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	115	122,995
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	25	24,680
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	50	52,996
3.63%, 04/01/51 (Call 04/01/50)	50	54,069
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	38	42,845
4.25%, 11/15/23 (Call 08/15/23)	22	23,985
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	50	55,046
4.90%, 06/01/43 (Call 12/01/42)	50	64,754
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	25	29,737
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	39	51,955
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	22	24,359

		1,294,847

Commercial Services — 0.6%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	39	43,737
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	42	48,087
Equifax Inc.
3.10%, 05/15/30 (Call 02/15/30)	40	44,322
3.30%, 12/15/22 (Call 09/15/22)	27	28,324
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	25	26,379
George Washington University (The), 4.87%, 09/15/45	41	54,572
Georgetown University (The), Series B, 4.32%, 04/01/49 (Call 10/01/48)	40	49,616
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	50	55,554
4.45%, 06/01/28 (Call 03/01/28)	38	44,972
IHS Markit Ltd., 4.25%, 05/01/29 (Call 02/01/29)	50	59,652
Moody’s Corp., 3.25%, 05/20/50 (Call 11/20/49)	43	46,920
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	25	30,628
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	100	104,067
2.20%, 09/26/22	30	30,983
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	44	52,133
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	200	213,072
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	30	34,150
University of Southern California, 3.03%, 10/01/39	51	55,523
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	67	80,504

		1,103,195

Computers — 1.2%
Apple Inc.
0.75%, 05/11/23	300	303,600
2.40%, 05/03/23	200	210,036
2.45%, 08/04/26 (Call 05/04/26)	200	217,642
2.65%, 05/11/50 (Call 11/11/49)	190	204,244
4.65%, 02/23/46 (Call 08/23/45)	140	202,927
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)(b)	91	100,494
6.02%, 06/15/26 (Call 03/15/26)(b)	160	194,122
6.20%, 07/15/30 (Call 04/15/30)(b)	25	31,654

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	$180	$186,329
6.35%, 10/15/45 (Call 04/15/45)	25	32,927
HP Inc.
3.00%, 06/17/27 (Call 04/17/27)	50	54,512
3.40%, 06/17/30 (Call 03/17/30)	50	55,026
International Business Machines Corp.
3.38%, 08/01/23	100	107,889
3.50%, 05/15/29	135	156,140
4.25%, 05/15/49	100	132,580
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	43	47,675
4.13%, 01/15/31 (Call 10/15/30)(b)	25	28,170
4.88%, 03/01/24 (Call 01/01/24)	25	27,409

		2,293,376

Cosmetics & Personal Care — 0.2%
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49 (Call 06/01/49)	50	58,044
Procter & Gamble Co. (The), 3.00%, 03/25/30	100	116,015
Unilever Capital Corp.
3.00%, 03/07/22	200	206,972
5.90%, 11/15/32	31	45,710

		426,741

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	30	39,777

Diversified Financial Services — 1.5%
Air Lease Corp.
3.63%, 12/01/27 (Call 09/01/27)	58	61,126
4.25%, 09/15/24 (Call 06/15/24)	100	108,007
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	35	36,096
Ally Financial Inc., 5.13%, 09/30/24	142	162,749
American Express Co., 2.75%, 05/20/22 (Call 04/19/22)	200	206,612
Ameriprise Financial Inc., 3.00%, 03/22/22	200	206,970
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	25	25,679
5.38%, 07/24/23	25	26,792
Capital One Financial Corp., 3.30%, 10/30/24 (Call 09/30/24)	247	269,077
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	50	57,278
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	88	92,270
3.20%, 01/25/28 (Call 10/25/27)	37	41,975
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	69	103,239
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	37	40,747
3.85%, 11/21/22	22	23,439
3.95%, 11/06/24 (Call 08/06/24)	83	92,005
Franklin Resources Inc., 2.85%, 03/30/25	90	98,024
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	215	247,626
Intercontinental Exchange Inc., 2.10%, 06/15/30 (Call 03/15/30)	100	104,929
International Lease Finance Corp., 5.88%, 08/15/22	22	23,693
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	33	38,439
Lazard Group LLC, 3.75%, 02/13/25	30	32,939
Legg Mason Inc., 4.75%, 03/15/26	25	29,708
Mastercard Inc., 3.85%, 03/26/50 (Call 09/26/49)	62	80,806
Raymond James Financial Inc., 3.63%, 09/15/26	124	142,312
Stifel Financial Corp., 4.25%, 07/18/24	22	24,710

Security	Par (000)	Value

Diversified Financial Services (continued)
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	$122	$126,013
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	100	111,645
3.65%, 09/15/47 (Call 03/15/47)	75	95,940
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	50	53,453

		2,764,298

Electric — 2.8%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	41	50,579
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	100	108,690
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	27	29,421
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/50 (Call 01/01/50)	41	44,871
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	41	44,941
Consolidated Edison Co. of New York Inc., 4.45%, 03/15/44 (Call 09/15/43)	127	162,720
Consumers Energy Co., 3.50%, 08/01/51 (Call 02/01/51)	50	61,776
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	50	57,181
DTE Energy Co.
3.80%, 03/15/27 (Call 12/15/26)	173	197,402
Series D, 3.70%, 08/01/23 (Call 07/01/23)	66	71,413
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	122	145,576
Duke Energy Florida LLC, 6.35%, 09/15/37	165	253,810
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	50	54,408
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	50	62,562
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	50	54,361
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	50	53,379
Exelon Corp., 4.70%, 04/15/50 (Call 10/15/49)	150	202,711
FirstEnergy Corp., Series C, 4.85%, 07/15/47 (Call 01/15/47)	49	59,903
Florida Power & Light Co., 3.15%, 10/01/49 (Call 04/01/49)	100	117,339
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)	70	73,743
Iberdrola International BV, 5.81%, 03/15/25	100	118,843
MidAmerican Energy Co., 6.75%, 12/30/31	200	300,854
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	34	39,358
3.70%, 03/15/29 (Call 12/15/28)	50	58,591
NextEra Energy Capital Holdings Inc., 3.50%, 04/01/29 (Call 01/01/29)	74	85,016
Oglethorpe Power Corp., 5.25%, 09/01/50	22	27,386
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	119	149,380
Oklahoma Gas & Electric Co., 3.25%, 04/01/30 (Call 10/01/29)	40	45,586
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)	35	43,578
4.55%, 12/01/41 (Call 06/01/41)	34	44,553
Pacific Gas & Electric Co.
3.15%, 01/01/26	50	52,844
3.50%, 06/15/25 (Call 03/15/25)	50	53,354
3.75%, 07/01/28	50	54,198
4.50%, 07/01/40	50	56,482
4.55%, 07/01/30 (Call 01/01/30)	50	57,168
4.95%, 07/01/50 (Call 01/01/50)	50	59,480
PacifiCorp, 4.15%, 02/15/50 (Call 08/15/49)	100	131,227
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	100	129,676
Public Service Co. of Colorado, 4.05%, 09/15/49 (Call 03/15/49)	85	111,697
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	40	48,747
Public Service Electric & Gas Co., 4.05%, 05/01/48 (Call 11/01/47)	100	131,004

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Puget Sound Energy Inc., 3.25%, 09/15/49 (Call 03/15/49)	$41	$46,321
San Diego Gas & Electric Co., Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	44	55,229
Sempra Energy, 4.00%, 02/01/48 (Call 08/01/47)	60	71,549
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	50	58,018
4.00%, 04/01/47 (Call 10/01/46)	50	59,551
Series A, 4.20%, 03/01/29 (Call 12/01/28)	135	158,228
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	261	276,561
3.25%, 07/01/26 (Call 04/01/26)	215	240,652
4.40%, 07/01/46 (Call 01/01/46)	101	130,281
Tampa Electric Co., 4.30%, 06/15/48 (Call 12/15/47)	40	51,463
Union Electric Co., 3.25%, 10/01/49 (Call 04/01/49)	35	40,142
Virginia Electric & Power Co., 4.60%, 12/01/48 (Call 06/01/48)	100	144,191
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	100	111,136
Wisconsin Public Service Corp., 3.30%, 09/01/49 (Call 03/01/49)	55	62,684
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	50	57,653

		5,269,467

Electronics — 0.4%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	54	59,026
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	45	48,542
4.50%, 03/01/23 (Call 12/01/22)	40	42,805
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	25	27,828
4.88%, 12/01/22	50	53,704
Flex Ltd., 5.00%, 02/15/23	45	48,927
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	50	52,500
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	55	60,956
Honeywell International Inc., 5.70%, 03/15/37	50	72,183
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	68	75,922
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	42	49,917
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	100	100,231
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	50	54,159

		746,700

Environmental Control — 0.1%
Republic Services Inc., 3.05%, 03/01/50 (Call 09/01/49)	25	27,733
Waste Management Inc., 4.15%, 07/15/49 (Call 01/15/49)	50	66,238

		93,971

Food — 0.5%
Campbell Soup Co., 3.13%, 04/24/50 (Call 10/24/49)	50	53,030
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	88	92,439
4.85%, 11/01/28 (Call 08/01/28)	88	109,498
General Mills Inc.
3.70%, 10/17/23 (Call 09/17/23)	22	23,979
4.70%, 04/17/48 (Call 10/17/47)	48	67,514
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)	20	20,750
3.13%, 11/15/49 (Call 05/15/49)	25	28,561
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	79	86,579
JM Smucker Co. (The), 3.50%, 03/15/25	52	57,888
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	20	20,905
4.30%, 05/15/28 (Call 02/15/28)	50	59,746
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	40	47,317

Security	Par (000)	Value

Food (continued)
5.15%, 08/01/43 (Call 02/01/43)	$32	$43,752
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	22	23,702
Sysco Corp., 6.60%, 04/01/40 (Call 10/01/39)	50	73,751
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	60	79,340
5.15%, 08/15/44 (Call 02/15/44)	25	34,671

		923,422

Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	41	46,814
Georgia-Pacific LLC, 8.00%, 01/15/24	127	155,373
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	147	162,641

		364,828

Gas — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 (Call 09/15/48)	39	50,814
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	22	23,074
NiSource Inc., 4.38%, 05/15/47 (Call 11/15/46)	94	122,422
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	45	47,323

		243,633

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	40	44,232
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	50	53,605

		97,837

Health Care - Products — 0.5%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	100	149,244
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	25	26,131
3.75%, 03/01/26 (Call 01/01/26)	50	56,753
4.00%, 03/01/29 (Call 12/01/28)	50	58,673
4.55%, 03/01/39 (Call 09/01/38)	24	30,648
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	35	41,912
Koninklijke Philips NV, 5.00%, 03/15/42	29	39,505
Medtronic Inc., 3.50%, 03/15/25	173	194,078
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	31	33,663
4.38%, 05/15/44 (Call 11/15/43)	35	44,100
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	52	57,258
3.65%, 12/15/25 (Call 09/09/25)	57	64,245
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	100	109,877
3.55%, 04/01/25 (Call 01/01/25)	55	60,574

		966,661

Health Care - Services — 1.0%
Advocate Health & Hospitals Corp.
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	20	20,892
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	20	21,444
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	52	54,011
4.75%, 03/15/44 (Call 09/15/43)	50	64,133
Anthem Inc.
3.13%, 05/15/50 (Call 11/15/49)	83	91,492
4.63%, 05/15/42	100	131,694
Ascension Health
4.85%, 11/15/53	25	37,480
Series B, 3.11%, 11/15/39 (Call 05/15/39)	30	33,023
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	25	30,949

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
CommonSpirit Health
4.19%, 10/01/49 (Call 04/01/49)	$22	$24,456
4.35%, 11/01/42	35	40,285
HCA Inc.
5.25%, 04/15/25	114	133,012
5.25%, 06/15/49 (Call 12/15/48)	50	66,110
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	123	128,735
3.95%, 08/15/49 (Call 02/15/49)	50	61,631
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	20	24,920
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)	50	55,233
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	50	54,591
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	20	22,702
Partners Healthcare System Inc., Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	44	46,683
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	48	56,546
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	72	73,918
2.90%, 05/15/50 (Call 11/15/49)	100	111,222
3.50%, 06/15/23	218	235,623
4.75%, 07/15/45	88	125,463
6.88%, 02/15/38	65	107,701

		1,853,949

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	41	43,771
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)	50	51,066
Main Street Capital Corp., 5.20%, 05/01/24	35	37,284
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	25	25,910
Owl Rock Capital Corp., 4.00%, 03/30/25 (Call 02/28/25)	25	25,795

		183,826

Home Builders — 0.0%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	41	44,524

Home Furnishings — 0.0%
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	33	40,452

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	43	53,196
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	25	26,015
Kimberly-Clark Corp., 2.88%, 02/07/50 (Call 08/07/49)	100	113,362

		192,573

Insurance — 1.2%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	25	29,468
3.63%, 11/15/24	26	29,092
Allstate Corp. (The), 4.50%, 06/15/43	40	54,116
American International Group Inc., 4.38%, 01/15/55 (Call 07/15/54)	105	134,400
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	25	27,318
3.75%, 05/02/29 (Call 02/02/29)	49	57,514
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	50	58,922
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	37	40,932
AXA SA, 8.60%, 12/15/30	47	72,675
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	47	52,181

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	$25	$33,481
4.25%, 01/15/49 (Call 07/15/48)	80	107,692
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	39	42,390
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	47	49,066
3.35%, 05/03/26 (Call 02/03/26)	47	53,106
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	45	52,732
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	100	107,798
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	30	33,272
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	25	25,331
Lincoln National Corp.
4.20%, 03/15/22	20	20,961
4.38%, 06/15/50 (Call 12/15/49)	25	31,486
7.00%, 06/15/40	25	37,802
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	25	26,188
Manulife Financial Corp., 4.15%, 03/04/26	41	47,974
Marsh & McLennan Companies Inc.
3.88%, 03/15/24 (Call 02/15/24)	250	276,360
4.38%, 03/15/29 (Call 12/15/28)	200	244,544
MetLife Inc.
4.05%, 03/01/45	29	37,103
4.88%, 11/13/43	30	42,476
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	28	32,115
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	30	34,230
Principal Financial Group Inc.
4.35%, 05/15/43	34	42,376
4.63%, 09/15/42	25	31,886
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30)(a)	100	104,250
3.88%, 03/27/28 (Call 12/27/27)	98	115,575
Reinsurance Group of America Inc., 3.15%, 06/15/30 (Call 03/15/30)	41	45,156
Sompo International Holdings Ltd., 4.70%, 10/15/22	25	26,844
Willis North America Inc., 3.88%, 09/15/49 (Call 03/15/49)	40	49,100
XLIT Ltd., 5.50%, 03/31/45	30	41,455

		2,349,367

Internet — 0.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	200	224,286
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	50	53,651
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)	53	60,242
4.05%, 08/22/47 (Call 02/22/47)	165	220,612
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	22	23,079
4.50%, 04/13/27 (Call 02/13/27)	50	59,080
4.63%, 04/13/30 (Call 01/13/30)	50	61,529
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	50	52,264
2.70%, 03/11/30 (Call 12/11/29)	41	43,843
2.75%, 01/30/23 (Call 12/30/22)	89	93,104
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	50	50,689
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	225	231,874

		1,174,253

Iron & Steel — 0.1%
Nucor Corp., 5.20%, 08/01/43 (Call 02/01/43)	33	47,537

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	$50	$54,975

		102,512

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(c)	20	21,760

Lodging — 0.1%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	50	56,023
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	65	67,957
Marriott International Inc./MD, 4.63%, 06/15/30 (Call 03/15/30)	58	66,921

		190,901

Machinery — 0.3%
Caterpillar Inc.
3.25%, 04/09/50 (Call 10/09/49)	50	59,494
6.05%, 08/15/36	53	78,644
CNH Industrial Capital LLC, 1.95%, 07/02/23	25	25,586
Deere & Co., 3.75%, 04/15/50 (Call 10/15/49)	50	65,162
John Deere Capital Corp., 3.45%, 03/13/25	62	69,319
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)	25	28,849
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)	60	65,681
4.95%, 09/15/28 (Call 06/15/28)	59	68,982
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	26	27,454

		489,171

Manufacturing — 0.3%
3M Co., 4.00%, 09/14/48 (Call 03/14/48)	76	98,157
General Electric Co.
3.63%, 05/01/30 (Call 02/01/30)	100	111,888
4.35%, 05/01/50 (Call 11/01/49)	100	117,183
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	58	64,514
3.30%, 11/21/24 (Call 08/21/24)	61	66,757
4.45%, 11/21/44 (Call 05/21/44)	33	42,463
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	71	77,257
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	59	69,657

		647,876

Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	100	104,526
4.80%, 03/01/50 (Call 09/01/49)	105	125,725
5.13%, 07/01/49 (Call 01/01/49)	62	76,236
Comcast Corp.
3.45%, 02/01/50 (Call 08/01/49)	150	176,610
3.70%, 04/15/24 (Call 03/15/24)	100	110,113
4.25%, 10/15/30 (Call 07/15/30)	200	247,068
4.25%, 01/15/33	100	124,913
4.70%, 10/15/48 (Call 04/15/48)	200	282,230
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	71	74,861
4.65%, 05/15/50 (Call 11/15/49)	100	121,686
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)	39	56,868
Thomson Reuters Corp.
5.50%, 08/15/35	29	37,885
5.85%, 04/15/40	28	38,048
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	112	174,432
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	20	23,396
4.38%, 08/16/41	22	27,949

Security	Par (000)	Value

Media (continued)
Series E, 4.13%, 12/01/41	$62	$76,747
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	75	81,835
3.70%, 08/15/24 (Call 05/15/24)	94	102,821
4.95%, 05/19/50 (Call 11/19/49)	100	127,495
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	30	31,074
2.00%, 09/01/29 (Call 06/01/29)	30	31,150
2.75%, 09/01/49 (Call 03/01/49)	180	184,588
3.70%, 09/15/24 (Call 06/15/24)	27	29,772
6.40%, 12/15/35	28	42,959

		2,510,987

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	60	62,436
3.25%, 06/15/25 (Call 03/15/25)	30	33,190

		95,626

Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	25	36,944
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	22	22,669
5.00%, 09/30/43	51	74,243
Newmont Corp.
3.70%, 03/15/23 (Call 12/15/22)	6	6,330
5.45%, 06/09/44 (Call 12/09/43)	50	71,911
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	115	129,436
Southern Copper Corp., 5.88%, 04/23/45	50	70,844
Teck Resources Ltd., 6.13%, 10/01/35	40	50,430

		462,807

Oil & Gas — 1.6%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	100	99,433
3.54%, 04/06/27 (Call 02/06/27)	50	56,423
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	55	56,797
3.80%, 04/15/24 (Call 01/15/24)	75	80,819
4.95%, 06/01/47 (Call 12/01/46)	25	30,450
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	167	173,174
2.95%, 05/16/26 (Call 02/16/26)	112	124,125
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	38	41,597
4.38%, 06/01/24 (Call 03/01/24)	20	21,577
Concho Resources Inc., 4.85%, 08/15/48 (Call 02/15/48)	49	65,215
ConocoPhillips, 5.90%, 05/15/38	25	35,502
ConocoPhillips Co., 4.30%, 11/15/44 (Call 05/15/44)	82	103,242
Devon Energy Corp., 4.75%, 05/15/42 (Call 11/15/41)	51	55,318
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	70	74,050
Ecopetrol SA, 5.88%, 05/28/45	80	95,126
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	23	26,829
4.38%, 04/15/30 (Call 01/15/30)	50	60,849
Equinor ASA, 3.70%, 04/06/50 (Call 10/06/49)	100	120,439
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	105	116,045
3.48%, 03/19/30 (Call 12/19/29)	50	57,923
4.33%, 03/19/50 (Call 09/19/49)	46	59,558
Hess Corp., 6.00%, 01/15/40	75	91,164
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	200	205,630

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp., 5.20%, 06/01/45 (Call 12/01/44)	$50	$54,780
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	200	226,982
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	25	28,252
5.05%, 11/15/44 (Call 05/15/44)	41	56,014
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	32	31,935
4.88%, 11/15/44 (Call 05/15/44)	50	63,291
Shell International Finance BV
2.75%, 04/06/30 (Call 01/06/30)	100	110,717
4.55%, 08/12/43	112	147,536
Suncor Energy Inc.
3.10%, 05/15/25 (Call 04/15/25)	100	108,956
3.60%, 12/01/24 (Call 09/01/24)	87	95,766
Total Capital Canada Ltd., 2.75%, 07/15/23	25	26,536
Total Capital International SA, 3.13%, 05/29/50 (Call 11/29/49)	100	109,173
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	50	54,056
4.90%, 03/15/45	50	57,589

		3,022,868

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	55	63,344
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	25	25,654
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	118	127,419

		216,417

Packaging & Containers — 0.1%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	26	28,440
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	60	72,628

		101,068

Pharmaceuticals — 2.4%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	100	113,168
3.85%, 06/15/24 (Call 03/15/24)	280	307,762
4.25%, 11/21/49 (Call 05/21/49)	200	252,726
4.55%, 03/15/35 (Call 09/15/34)	113	143,419
AstraZeneca PLC
3.50%, 08/17/23 (Call 07/17/23)	88	95,006
4.00%, 01/17/29 (Call 10/17/28)	89	106,445
6.45%, 09/15/37	25	38,763
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)	50	55,194
4.67%, 06/06/47 (Call 12/06/46)	50	65,465
Bristol-Myers Squibb Co.
3.63%, 05/15/24 (Call 02/15/24)	100	109,734
4.25%, 10/26/49 (Call 04/26/49)	141	191,193
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	77	82,749
4.90%, 09/15/45 (Call 03/15/45)	25	30,484
Cigna Corp.
3.40%, 03/15/50 (Call 09/15/49)	75	84,680
3.75%, 07/15/23 (Call 06/15/23)	250	270,590
4.38%, 10/15/28 (Call 07/15/28)	166	199,594
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	50	49,864
3.88%, 07/20/25 (Call 04/20/25)	100	112,970
4.25%, 04/01/50 (Call 10/01/49)	50	62,719
5.05%, 03/25/48 (Call 09/25/47)	193	260,135
Eli Lilly & Co., 4.15%, 03/15/59 (Call 09/15/58)	60	82,460

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	$75	$119,108
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	93	113,939
3.70%, 03/01/46 (Call 09/01/45)	123	157,883
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	73	79,978
3.95%, 02/16/28 (Call 11/16/27)	23	26,764
4.88%, 03/15/44 (Call 09/15/43)	23	28,368
Mead Johnson Nutrition Co., 5.90%, 11/01/39	41	61,096
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	50	52,030
4.00%, 03/07/49 (Call 09/07/48)	75	99,281
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	35	46,522
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	90	92,705
4.00%, 11/20/45 (Call 05/20/45)	23	30,114
4.40%, 05/06/44	73	101,034
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	39	43,338
3.20%, 09/15/23 (Call 08/15/23)	213	229,486
7.20%, 03/15/39	100	171,290
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	171	191,012
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	25	28,524
Viatris Inc.
2.70%, 06/22/30 (Call 03/22/30)(b)	70	74,132
4.00%, 06/22/50 (Call 12/22/49)(b)	20	22,803
Zoetis Inc., 3.00%, 05/15/50 (Call 11/15/49)	50	54,666

		4,539,193

Pipelines — 1.3%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	41	45,163
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	25	27,364
5.88%, 03/31/25 (Call 10/02/24)	50	57,324
7.00%, 06/30/24 (Call 01/01/24)	25	28,858
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	22	25,329
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	32	44,959
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	42	45,625
Energy Transfer Operating LP
3.75%, 05/15/30 (Call 02/15/30)	50	51,788
5.00%, 05/15/50 (Call 11/15/49)	142	149,243
5.25%, 04/15/29 (Call 01/15/29)	100	113,096
Enterprise Products Operating LLC
3.95%, 02/15/27 (Call 11/15/26)	108	124,237
4.25%, 02/15/48 (Call 08/15/47)	210	244,616
Kinder Morgan Energy Partners LP, 5.40%, 09/01/44 (Call 03/01/44)	86	105,373
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	75	86,998
5.20%, 03/01/48 (Call 09/01/47)	50	62,006
Magellan Midstream Partners LP, 4.20%, 10/03/47 (Call 04/03/47)	50	55,659
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)	100	114,306
5.50%, 02/15/49 (Call 08/15/48)	100	124,203
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	60	60,883
ONEOK Partners LP, 6.20%, 09/15/43 (Call 03/15/43)	50	58,452
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	19	20,222
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	25	25,644

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.80%, 09/15/30 (Call 06/15/30)	$25	$26,001
4.50%, 12/15/26 (Call 09/15/26)	25	27,437
4.90%, 02/15/45 (Call 08/15/44)	22	22,168
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	63	70,915
5.63%, 03/01/25 (Call 12/01/24)	123	142,248
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	80	85,811
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	100	117,210
6.10%, 06/01/40	50	68,071
6.20%, 10/15/37	50	69,602
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	103	118,013
Williams Companies Inc. (The)
3.50%, 11/15/30 (Call 08/15/30)	50	55,450
4.85%, 03/01/48 (Call 09/01/47)	50	59,654

		2,533,928

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	30	33,489

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc., 4.00%, 02/01/50 (Call 08/01/49)	25	30,896
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31 (Call 10/30/30)	25	27,996
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	25	28,724
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	50	51,777
3.50%, 01/31/23	38	40,413
AvalonBay Communities Inc., 4.35%, 04/15/48 (Call 10/15/47) .	25	32,321
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	50	54,554
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	20	20,864
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	45	50,816
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	30	31,538
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	20	22,664
Crown Castle International Corp.
2.25%, 01/15/31 (Call 10/15/30)	100	103,391
3.25%, 01/15/51 (Call 07/15/50)	45	47,557
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	57	60,660
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	74	84,995
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	25	25,556
3.00%, 07/15/50 (Call 01/15/50)	19	19,485
3.20%, 11/18/29 (Call 08/18/29)	25	27,595
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	25	26,780
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	25	32,179
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)	50	55,365
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	61	65,931
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	34	36,868

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	$20	$21,554
3.40%, 02/01/25 (Call 11/01/24)	29	31,805
3.88%, 08/15/24 (Call 05/15/24)	35	38,764
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/23)	20	20,912
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	45	51,460
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	50	50,378
3.70%, 10/01/49 (Call 04/01/49)	26	27,185
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	24,907
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	20	21,806
3.60%, 12/15/26 (Call 09/15/26)	20	21,937
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	30	31,130
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	25	26,066
Prologis LP, 2.25%, 04/15/30 (Call 01/15/30)	100	107,289
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	25	33,855
Regency Centers LP, 4.65%, 03/15/49 (Call 09/15/48)	20	23,708
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)	25	25,118
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	20	20,660
4.80%, 06/01/24 (Call 05/01/24)	20	21,294
Simon Property Group LP
3.38%, 12/01/27 (Call 09/01/27)	105	115,428
6.75%, 02/01/40 (Call 11/01/39)	15	21,665
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	20	22,135
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)	70	76,765
Welltower Inc., 2.75%, 01/15/31 (Call 10/15/30)	100	104,898
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	50	58,840
7.38%, 03/15/32	25	37,161

		2,015,645

Retail — 1.0%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	50	55,088
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	55	57,058
3.75%, 04/18/29 (Call 01/18/29)	50	57,604
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	47	50,674
3.00%, 05/18/27 (Call 02/18/27)	53	59,648
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	27,291
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	50	57,792
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	50	54,625
2.95%, 06/15/29 (Call 03/15/29)	33	37,337
3.25%, 03/01/22	35	36,318
3.35%, 04/15/50 (Call 10/15/49)	90	106,826
4.50%, 12/06/48 (Call 06/06/48)	95	132,699
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	66	68,115
3.38%, 09/15/25 (Call 06/15/25)	50	55,940
3.65%, 04/05/29 (Call 01/05/29)	50	58,216
4.00%, 04/15/25 (Call 03/15/25)	50	56,871
McDonald’s Corp.
3.63%, 09/01/49 (Call 03/01/49)	55	64,464
4.60%, 05/26/45 (Call 11/26/44)	56	73,595

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	$30	$35,212
4.20%, 04/01/30 (Call 01/01/30)	25	30,043
Starbucks Corp., 4.50%, 11/15/48 (Call 05/15/48)	65	84,533
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	125	146,321
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	20	20,908
4.50%, 04/15/50 (Call 10/15/49)	25	35,783
Walgreens Boots Alliance Inc., 4.65%, 06/01/46 (Call 12/01/45)	50	57,320
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	125	145,575
3.55%, 06/26/25 (Call 04/26/25)	72	81,428
3.70%, 06/26/28 (Call 03/26/28)	42	49,597
5.25%, 09/01/35	53	77,727

		1,874,608

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)	50	51,171

Semiconductors — 0.7%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	125	141,841
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	89	92,488
5.10%, 10/01/35 (Call 04/01/35)	40	55,986
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	134	150,444
Broadcom Inc.
2.25%, 11/15/23	100	104,400
4.30%, 11/15/32 (Call 08/15/32)	23	27,342
Intel Corp., 3.73%, 12/08/47 (Call 06/08/47)	120	146,956
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	41	49,234
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	100	114,726
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	46	54,929
Micron Technology Inc., 2.50%, 04/24/23	100	104,339
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	27	32,671
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(b)	41	46,336
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(b)	26	26,104
1.65%, 05/20/32 (Call 02/20/32)(b)	63	63,052
3.25%, 05/20/50 (Call 11/20/49)	40	47,189
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	50	51,677
4.15%, 05/15/48 (Call 11/15/47)	27	37,172
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	35	36,756

		1,383,642

Software — 1.4%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	93	105,636
4.50%, 06/15/47 (Call 12/15/46)	25	32,465
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	50	54,345
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	46	52,290
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	42	45,934
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	29	32,259
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	100	108,591

Security	Par (000)	Value

Software (continued)
2.75%, 07/01/24 (Call 06/01/24)	$50	$53,524
3.50%, 10/01/22 (Call 07/01/22)	58	60,792
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	117	118,348
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	40	41,759
2.40%, 02/06/22 (Call 01/06/22)	46	47,105
2.53%, 06/01/50 (Call 12/01/49)	190	204,242
3.30%, 02/06/27 (Call 11/06/26)	48	54,822
3.45%, 08/08/36 (Call 02/08/36)	50	61,870
3.50%, 11/15/42	87	108,895
3.95%, 08/08/56 (Call 02/08/56)	50	68,791
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	271	285,171
2.50%, 05/15/22 (Call 03/15/22)	300	308,529
2.50%, 10/15/22	72	74,949
2.63%, 02/15/23 (Call 01/15/23)	106	111,010
3.60%, 04/01/40 (Call 10/01/39)	28	32,706
3.60%, 04/01/50 (Call 10/01/49)	65	75,628
3.80%, 11/15/37 (Call 05/15/37)	100	119,741
3.85%, 04/01/60 (Call 10/01/59)	66	81,327
3.90%, 05/15/35 (Call 11/15/34)	100	123,403
4.30%, 07/08/34 (Call 01/08/34)	55	70,222
4.50%, 07/08/44 (Call 01/08/44)	26	33,751
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	97	100,996

		2,669,101

Telecommunications — 1.6%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	100	106,211
2.75%, 06/01/31 (Call 03/01/31)	150	159,415
3.50%, 09/15/53 (Call 03/15/53)(b)	126	129,159
3.55%, 09/15/55 (Call 03/15/55)(b)	173	177,766
3.65%, 06/01/51 (Call 12/01/50)	122	129,115
3.65%, 09/15/59 (Call 03/15/59)(b)	92	93,862
4.10%, 02/15/28 (Call 11/15/27)	43	50,644
4.35%, 06/15/45 (Call 12/15/44)	27	31,924
4.50%, 03/09/48 (Call 09/09/47)	83	100,752
4.80%, 06/15/44 (Call 12/15/43)	20	25,148
Cisco Systems Inc., 5.90%, 02/15/39	45	69,310
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	20	20,586
3.90%, 11/15/49 (Call 05/15/49)	20	23,985
5.75%, 08/15/40	23	30,556
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	66	104,652
Juniper Networks Inc., 5.95%, 03/15/41	25	32,758
Motorola Solutions Inc., 4.00%, 09/01/24	133	148,601
Rogers Communications Inc., 3.70%, 11/15/49 (Call 05/15/49)	100	119,119
Telefonica Emisiones SA, 7.05%, 06/20/36	36	53,790
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	51	64,199
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)(b)	50	52,060
3.50%, 04/15/25 (Call 03/15/25)(b)	100	110,528
4.50%, 04/15/50 (Call 10/15/49)(b)	103	128,628
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	100	101,099
2.88%, 11/20/50 (Call 05/20/50)	100	104,430
2.99%, 10/30/56 (Call 04/30/56)(b)	166	175,492
4.02%, 12/03/29 (Call 09/03/29)	100	119,292
4.40%, 11/01/34 (Call 05/01/34)	200	252,838
5.01%, 04/15/49	16	22,637

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC
4.38%, 05/30/28	$164	$196,723
5.00%, 05/30/38	113	146,967

		3,082,246

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	42	45,743
3.55%, 11/19/26 (Call 09/19/26)	50	55,153

		100,896

Transportation — 0.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	132	138,939
3.55%, 02/15/50 (Call 08/15/49)	67	84,096
3.65%, 09/01/25 (Call 06/01/25)	50	56,602
3.85%, 09/01/23 (Call 06/01/23)	100	108,671
3.90%, 08/01/46 (Call 02/01/46)	65	83,745
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	35	38,328
6.25%, 08/01/34	65	99,381
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	25	39,852
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	28	30,290
3.80%, 11/01/46 (Call 05/01/46)	53	64,916
4.40%, 03/01/43 (Call 09/01/42)	33	42,011
6.00%, 10/01/36	30	43,671
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	38	43,333
3.80%, 05/15/25 (Call 04/15/25)	50	56,537
4.55%, 04/01/46 (Call 10/01/45)	25	32,071
5.25%, 05/15/50 (Call 11/15/49)	50	71,220
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	25	27,490
Norfolk Southern Corp., 3.16%, 05/15/55 (Call 11/15/54)	67	75,023
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	50	54,579
Union Pacific Corp.
3.95%, 09/10/28 (Call 06/10/28)	77	91,317
4.50%, 09/10/48 (Call 03/10/48)	130	175,250
United Parcel Service Inc.
2.50%, 04/01/23 (Call 03/01/23)	82	86,010
2.80%, 11/15/24 (Call 09/15/24)	20	21,713
4.25%, 03/15/49 (Call 09/15/48)	100	134,435

		1,699,480

Trucking & Leasing — 0.0%
GATX Corp., 3.50%, 03/15/28 (Call 12/15/27)	60	66,901

Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	65	80,445
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	40	43,190

		123,635

Total Corporate Bonds & Notes — 38.4% (Cost: $70,085,575)		72,599,467

Foreign Government Obligations(d)

Canada — 0.8%
Canada Government International Bond, 1.63%, 01/22/25	140	147,102
Province of Alberta Canada, 3.30%, 03/15/28	150	173,193

Security	Par (000)	Value

Canada (continued)
Province of British Columbia Canada
2.00%, 10/23/22	$210	$216,897
2.25%, 06/02/26	187	203,641
Province of Manitoba Canada
2.13%, 06/22/26	98	105,260
3.05%, 05/14/24	25	27,127
Province of New Brunswick Canada, 3.63%, 02/24/28	91	106,146
Province of Ontario Canada
2.55%, 04/25/22	200	206,320
3.20%, 05/16/24	145	158,708
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	38	57,754

		1,402,148

Chile — 0.1%
Chile Government International Bond, 2.45%, 01/31/31 (Call 10/31/30)	200	212,110

Colombia — 0.2%
Colombia Government International Bond, 5.20%, 05/15/49 (Call 11/15/48)	210	263,245

Germany — 0.1%
FMS Wertmanagement, 2.75%, 03/06/23	200	211,242

Hungary — 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	158	180,450

Israel — 0.2%
Israel Government International Bond, 4.13%, 01/17/48	200	256,670

Italy — 0.2%
Republic of Italy Government International Bond
2.38%, 10/17/24	225	236,430
5.38%, 06/15/33	25	32,354

		268,784

Japan — 0.2%
Japan Bank for International Cooperation
2.25%, 11/04/26	200	216,888
2.38%, 11/16/22	200	207,940

		424,828

Mexico — 0.4%
Mexico Government International Bond
4.15%, 03/28/27	375	426,600
4.60%, 01/23/46	200	227,482
6.05%, 01/11/40	100	131,059

		785,141

Panama — 0.1%
Panama Government International Bond, 3.16%, 01/23/30 (Call 10/23/29)	200	219,296

Peru — 0.2%
Peruvian Government International Bond
4.13%, 08/25/27	158	183,738
7.35%, 07/21/25	200	254,986

		438,724

Philippines — 0.1%
Philippine Government International Bond, 2.46%, 05/05/30	216	233,481

Poland — 0.1%
Republic of Poland Government International Bond, 5.00%, 03/23/22	225	238,795

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational — 1.7%
Asian Development Bank
1.75%, 09/13/22	$445	$457,100
2.75%, 01/19/28	200	227,416
5.82%, 06/16/28	85	115,116
Corp. Andina de Fomento, 4.38%, 06/15/22	20	21,070
European Investment Bank
0.25%, 09/15/23	500	500,195
2.13%, 04/13/26	99	107,502
2.38%, 05/24/27	99	109,694
Inter-American Development Bank
2.00%, 06/02/26	99	106,579
2.00%, 07/23/26	100	107,764
4.38%, 01/24/44	115	172,891
International Bank for Reconstruction & Development
0.63%, 04/22/25	200	201,732
1.75%, 10/23/29	84	89,956
1.88%, 10/27/26	199	213,684
3.00%, 09/27/23	400	430,756
International Finance Corp., 2.13%, 04/07/26	99	107,418
Nordic Investment Bank, 0.38%, 05/19/23	200	200,620

		3,169,493

Sweden — 0.1%
Svensk Exportkredit AB, 2.88%, 03/14/23	235	248,571

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	70	84,885
4.50%, 08/14/24(c)	25	27,469
5.10%, 06/18/50	70	96,167
8.00%, 11/18/22	27	29,638

		238,159

Total Foreign Government Obligations — 4.7% (Cost: $8,651,000)		8,791,137

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	25	45,434
California State University RB, Class B, 2.98%, 11/01/51 (Call 05/01/51)	25	26,196
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49(c)	25	45,604
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	20	29,626
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	25	34,481
State of California GO
2.50%, 10/01/29	50	54,436
3.38%, 04/01/25	25	27,863
4.50%, 04/01/33 (Call 04/01/28)	25	30,004
State of California GO BAB, 7.63%, 03/01/40	50	86,983
University of California RB
Series AD, 4.86%, 05/15/2112	25	35,031
Series AJ, 4.60%, 05/15/31	50	59,963

		475,621

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M,
Series 2010-A, 6.66%, 04/01/57	20	30,205

Security	Par (000)	Value

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	$50	$62,228
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	25	35,477
State of Illinois GO, 5.10%, 06/01/33(c)	65	66,257
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	56,337

		220,299

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	39,220

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	25	35,698

Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	27,808

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(e)	50	48,812
New Jersey State Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	50	81,484
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	49,970

		180,266

New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	55,789
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB, 5.57%, 11/01/38	50	67,523
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	50	76,298
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	19,742
Port Authority of New York & New Jersey RB
Series 174, 4.46%, 10/01/62	50	65,074
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	56,843

		341,269

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	25	35,700
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	31,948
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	25	35,004
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	30,273

		132,925

Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	63,023

Texas — 0.2%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	59,601
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(c)	25	35,217
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	51,766
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	42,964
State of Texas GO BAB, 5.52%, 04/01/39	65	96,151

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	$50	$62,537

		348,236

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	31,818

Washington — 0.1%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	65,436

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	27,909

Total Municipal Debt Obligations — 1.1% (Cost: $1,935,414)		2,019,733

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 2.1%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	10	10,513
Federal Home Loan Banks
1.50%, 08/15/24	20	20,906
2.13%, 06/09/23	20	20,928
2.50%, 12/09/22	20	20,934
2.88%, 12/10/21	20	20,547
3.00%, 10/12/21	60	61,493
3.13%, 09/12/25	10	11,255
3.25%, 06/09/28	90	106,040
3.25%, 11/16/28	145	172,730
3.38%, 09/08/23	25	27,107
5.50%, 07/15/36	25	38,781
Federal Home Loan Mortgage Corp.
0.25%, 09/08/23	800	800,520
2.38%, 01/13/22	245	251,140
6.25%, 07/15/32	65	100,760
Federal National Mortgage Association
0.25%, 07/10/23	300	300,135
0.63%, 04/22/25	500	505,040
1.63%, 01/07/25	25	26,277
1.75%, 07/02/24	250	263,077
1.88%, 04/05/22	200	204,642
1.88%, 09/24/26	75	80,608
2.00%, 10/05/22	100	103,346
2.25%, 04/12/22	40	41,135
2.38%, 01/19/23	100	104,634
2.63%, 01/11/22	55	56,526
2.63%, 09/06/24	70	76,191
5.63%, 07/15/37	36	57,412
6.25%, 05/15/29	50	71,612
6.63%, 11/15/30	90	136,708
7.25%, 05/15/30	35	54,516
Tennessee Valley Authority
3.50%, 12/15/42	50	62,704
5.25%, 09/15/39	60	90,611
6.15%, 01/15/38	15	24,213

		3,923,041

U.S. Government Obligations — 52.7%
U.S. Treasury Note/Bond
0.13%, 05/31/22	500	499,902
0.13%, 07/31/22	2,000	1,999,297
0.13%, 09/30/22	500	499,805

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.13%, 05/15/23	$500	$499,531
0.13%, 08/15/23	500	499,297
0.13%, 09/15/23	400	399,375
0.25%, 04/15/23	750	751,582
0.25%, 06/15/23	300	300,586
0.25%, 11/15/23	100	100,188
0.25%, 05/31/25	500	498,477
0.25%, 06/30/25	700	697,430
0.25%, 07/31/25	250	249,023
0.25%, 08/31/25	1,330	1,324,186
0.25%, 10/31/25(c)	800	795,937
0.38%, 03/31/22	1,000	1,003,242
0.38%, 04/30/25	600	601,641
0.38%, 11/30/25	800	800,562
0.38%, 07/31/27	750	740,273
0.38%, 09/30/27	1,500	1,477,734
0.50%, 03/15/23	400	403,094
0.50%, 03/31/25	1,300	1,310,867
0.50%, 04/30/27	100	99,719
0.50%, 06/30/27	450	448,172
0.50%, 08/31/27	150	149,156
0.63%, 03/31/27	400	402,250
0.63%, 11/30/27	600	600,375
0.63%, 05/15/30	500	491,406
0.63%, 08/15/30	1,800	1,764,844
0.88%, 11/15/30	250	250,742
1.13%, 05/15/40	600	577,125
1.13%, 08/15/40	410	393,344
1.25%, 05/15/50(c)	450	415,125
1.38%, 06/30/23	500	515,547
1.38%, 08/31/23	150	154,922
1.38%, 11/15/40	270	270,380
1.38%, 08/15/50	650	618,617
1.50%, 01/15/23	500	514,219
1.50%, 03/31/23	200	206,219
1.50%, 09/30/24	600	628,359
1.50%, 10/31/24	300	314,438
1.50%, 11/30/24	1,000	1,048,750
1.50%, 08/15/26	1,150	1,217,832
1.50%, 02/15/30	100	106,328
1.63%, 08/15/22	150	153,773
1.63%, 11/15/22	250	257,197
1.63%, 04/30/23	250	258,789
1.63%, 02/15/26	1,100	1,170,211
1.63%, 05/15/26	850	905,250
1.63%, 09/30/26	500	533,281
1.63%, 10/31/26	300	320,039
1.63%, 11/30/26	400	426,844
1.63%, 08/15/29	200	214,844
1.63%, 11/15/50	270	273,291
1.75%, 03/31/22	500	510,781
1.75%, 04/30/22	500	511,406
1.75%, 05/15/22	1,740	1,780,645
1.75%, 07/15/22	1,000	1,025,977
1.75%, 09/30/22	200	205,867
1.75%, 06/30/24	400	421,625
1.75%, 12/31/24	400	423,844
1.75%, 11/15/29(c)	500	542,969
1.88%, 01/31/22	500	510,156
1.88%, 02/28/22	1,250	1,277,295

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 04/30/22	$550	$563,514
1.88%, 05/31/22	2,400	2,462,250
1.88%, 08/31/22	300	309,012
1.88%, 09/30/22	200	206,305
1.88%, 08/31/24	500	530,312
2.00%, 12/31/21	200	204,047
2.00%, 02/15/22	1,000	1,022,734
2.00%, 10/31/22	400	414,125
2.00%, 11/30/22	200	207,359
2.00%, 04/30/24	2,000	2,121,094
2.00%, 05/31/24	720	764,550
2.00%, 02/15/25	475	508,881
2.00%, 08/15/25	1,750	1,885,898
2.00%, 11/15/26	450	490,078
2.00%, 02/15/50	280	309,050
2.13%, 12/31/21	250	255,400
2.13%, 05/15/22	1,300	1,337,477
2.13%, 03/31/24	1,000	1,063,359
2.13%, 09/30/24	500	535,586
2.13%, 05/15/25	1,050	1,134,000
2.25%, 04/15/22	300	308,707
2.25%, 12/31/23	500	531,602
2.25%, 11/15/24	800	862,437
2.25%, 11/15/25	850	928,758
2.25%, 02/15/27	100	110,633
2.25%, 08/15/27	450	499,781
2.25%, 11/15/27	515	573,098
2.25%, 08/15/46	365	422,545
2.25%, 08/15/49	400	465,000
2.38%, 01/31/23	900	943,031
2.38%, 08/15/24	800	863,000
2.38%, 05/15/27	200	223,359
2.38%, 05/15/29	300	340,359
2.38%, 11/15/49	250	298,359
2.50%, 01/15/22	200	205,320
2.50%, 02/15/22	2,900	2,983,035
2.50%, 08/15/23	200	212,578
2.50%, 05/15/24	1,000	1,078,359
2.50%, 02/15/45	195	235,645
2.50%, 02/15/46	460	557,103
2.50%, 05/15/46	90	109,055
2.63%, 02/28/23	400	422,063
2.63%, 02/15/29	483	556,507
2.75%, 05/31/23	550	585,320
2.75%, 08/31/23	400	428,156
2.75%, 11/15/23	500	537,812
2.75%, 02/15/24	1,000	1,081,484
2.75%, 06/30/25	375	416,309
2.75%, 08/31/25	200	222,688
2.75%, 02/15/28	500	575,078
2.75%, 08/15/42	550	690,852
2.75%, 11/15/42	100	125,547
2.75%, 08/15/47	500	636,016
2.75%, 11/15/47	400	509,438
2.88%, 09/30/23	250	269,004
2.88%, 10/31/23	650	700,832
2.88%, 11/30/23	750	810,234
2.88%, 05/31/25	500	557,070
2.88%, 07/31/25	550	614,711
2.88%, 05/15/28	875	1,017,187

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 08/15/28	$1,000	$1,165,625
2.88%, 05/15/43	325	416,305
2.88%, 08/15/45	830	1,070,052
2.88%, 11/15/46	350	453,523
2.88%, 05/15/49	350	458,609
3.00%, 05/15/42	400	521,500
3.00%, 11/15/44	300	393,422
3.00%, 05/15/45	300	394,359
3.00%, 11/15/45	700	922,797
3.00%, 02/15/47	200	265,219
3.00%, 05/15/47	150	199,125
3.00%, 02/15/48	150	199,758
3.00%, 08/15/48	300	400,453
3.00%, 02/15/49	150	200,766
3.13%, 11/15/28	800	950,750
3.13%, 11/15/41	250	331,367
3.13%, 02/15/42	300	398,625
3.13%, 02/15/43	350	465,445
3.13%, 08/15/44	200	267,281
3.13%, 05/15/48	100	136,203
3.38%, 05/15/44	100	138,625
3.38%, 11/15/48	320	456,100
3.63%, 08/15/43	200	286,250
3.63%, 02/15/44	500	717,344
3.75%, 08/15/41	350	503,891
3.75%, 11/15/43	400	583,375
3.88%, 08/15/40	350	508,375
4.25%, 11/15/40	212	322,936
4.38%, 02/15/38	100	150,516
4.38%, 05/15/40	400	615,750
4.38%, 05/15/41	300	466,031
4.50%, 02/15/36	1,000	1,485,312
4.50%, 05/15/38	500	764,766
4.50%, 08/15/39	300	464,813
4.75%, 02/15/41	300	485,813
5.25%, 11/15/28	750	1,015,664
5.25%, 02/15/29	350	476,930
6.00%, 02/15/26	400	514,906
6.13%, 08/15/29	119	173,715
6.38%, 08/15/27	250	345,625
6.50%, 11/15/26	300	405,844
6.88%, 08/15/25	300	391,102
7.25%, 08/15/22	100	112,055
7.63%, 11/15/22	400	458,219

		99,652,226

Total U.S. Government & Agency Obligations — 54.8% (Cost: $100,705,690)		103,575,267

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)(h)	3,878	$3,878,029

Total Short-Term Investments — 2.1% (Cost: $3,878,029)		3,878,029

Total Investments in Securities — 101.1% (Cost: $185,255,708)		190,863,633

Other Assets, Less Liabilities — (1.1)%		(1,996,687)

Net Assets — 100.0%		$188,866,946

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,367,297	$1,510,732	(a)	$—	$—	$—	$3,878,029	3,878	$8,368	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$72,599,467	$—	$72,599,467
Foreign Government Obligations	—	8,791,137	—	8,791,137
Municipal Debt Obligations	—	2,019,733	—	2,019,733
U.S. Government & Agency Obligations	—	103,575,267	—	103,575,267
Money Market Funds	3,878,029	—	—	3,878,029

	$3,878,029	$186,985,604	$—	$190,863,633

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

RB	Revenue Bond